Consolidated Statements of Changes In Equity - USD ($)	Share capital Previously Reported	Share capital	Translation of foreign subsidiaries Previously Reported	Translation of foreign subsidiaries	Retained earnings Previously Reported	Retained earnings	ESOP Trust Previously Reported	ESOP Trust	Total Previously Reported	Total	Non-controlling interest Previously Reported	Non-controlling interest	Securities Premium reserve	Employee benefits reclassification	Previously Reported	Total
Balance at Mar. 31, 2022	$ 341,541	$ 341,541	$ (283,077)	$ (283,077)	$ 12,148,402	$ (2,170,851)			$ 12,206,866	$ (2,112,387)	$ 1,908	$ 1,908			$ 12,208,774	$ (2,110,480)
Balance (in Shares) at Mar. 31, 2022	569,235	569,235
Adjustments for Modification of Reachnet Agreement (refer note 22)						(14,319,254)				(14,319,254)						(14,319,254)
Derecognition on disposal of a subsidiary – GHSI												(1,908)				(1,908)
Issue of shares		$ 30,010								14,254,250			$ 14,224,240			14,254,250
Issue of shares (in Shares)		50,016
Share warrants exercised		$ 4,215								75,323			71,108			75,323
Share warrants exercised (in Shares)		7,025
Cost of IPO										(1,820,404)			(1,820,404)			(1,820,404)
Profit/(Loss) for the year						(2,348,103)				(2,348,103)		712,266				(1,635,837)
Acquired in the business combination (Refer Note 23)												1,768,961				1,768,961
Other comprehensive income for the year				158,085						(157,371)		57,251		$ (714)		214,622
Balance at Mar. 31, 2023		$ 375,766		(124,992)		(4,518,954)				8,206,050		2,538,478	12,474,944	(714)		10,744,528
Balance (in Shares) at Mar. 31, 2023		626,276
Profit/(Loss) for the year						287,669				287,669		365,505				653,174
Issue of Shares to DTC (Refer Note 16) (in Shares)		46,040
Issue of Shares to ESOP Trust (Refer Note )						(5,720,000)		5,720,000
Issue of Shares to ESOP Trust (Refer Note ) (in Shares)		666,652
Issue of shares common stock – Lenders (Refer Note 16)		$ 158,809								4,337,333			4,178,524			4,337,333
Issue of shares common stock – Lenders (Refer Note 16) (in Shares)		481,187
Issue of shares common stock – Others (Refer Note 16)		$ 1,421								52,295			50,874			52,295
Issue of shares common stock – Others (Refer Note 16) (in Shares)		2,369
Issue of shares common stock – Directors (Refer Note 16)		$ 3,000								110,400			107,400			110,400
Issue of shares common stock – Directors (Refer Note 16) (in Shares)		5,000
Other comprehensive income for the year				(29,164)						(29,654)		111,048		(489)		81,394
Balance at Mar. 31, 2024		$ 538,996		$ (154,156)		$ (9,951,285)		$ 5,720,000		$ 12,964,094		$ 3,015,031	$ 16,811,742	$ (1,203)		$ 15,979,125
Balance (in Shares) at Mar. 31, 2024		1,827,524